Evaluation tools at customers (Schedule Of Changes In The Amount Of Evaluation Tools) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Evaluation Tools at Customers [Roll Forward]
Beginning Balance	€ 16,922	€ 13,987
Evaluation tools shipped	8,329	11,120
Depreciation	(3,771)	(3,798)
Evaluation tools sold	(6,221)	(3,277)
Foreign currency translation effect	(1,927)	(1,110)
Ending Balance	13,332	16,922
Evaluation tools useful lives in years	5 years
Gross carrying amount of evaluation tools at customers	18,082	21,750
Accumulated depreciation of evaluation tools at customers	€ 4,750	€ 4,828